LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
Long Term Bank Loan Disclosure [Abstract]
Long Term Bank Loan Disclosure [Text Block]

NOTE 9:- LONG-TERM BANK LOAN

a.	Long-term loans classified by currency of repayment were as follows:

		Interest	December 31,
Bank	Currency	Rate	2010	2011
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$889	$489
Bank Hapoalim (2)	U.S. $	LIBOR*+ 4.30%	200	—
Bank Hapoalim (3)	U.S. $	LIBOR**+ 5.70%	—	460
Bank Otsar Hahayal (4a)	NIS	PRIME+3.50%	—	197
Bank Otsar Hahayal (4b)	NIS	PRIME+3.50%	—	353
Less - current maturities			(500)	(498)

			$589	$1,001

*	3 Months LIBOR
**	1 Month LIBOR
(1)	Payable monthly through January 1, 2013.
(2)	On May 20, 2010, the Bank agreed to convert an outstanding short term credit in the amount of $250 to a long-term loan payable in 10 quarterly installments commencing on September 2, 2010. The balance of the loan in the amount of $100 was converted on December 18, 2011 to a long-term loan (see (3) below).
(3)	On December 18, 2011, the Bank agreed to convert an outstanding short term credit in the amount of $360 and a long-term loan balance in the amount of $100 to a long-term loan in the total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.
(4)	a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to the share purchase agreement dated June 30, 2011 (see Note 12(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Hahayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes the interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

c. Repayment of the loan is guaranteed by the Israeli government and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

Since the Company did not yet receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Hahayal restricted the Company’s access to an amount of $140 in cash from the loan proceeds until such time as the Company receives the remaining required NIS 330,000 of equity investments. This $140 amount is classified as restricted cash in the Company’s current assets.

b.	The Company’s loans (net of current maturities) mature in the following years after the balance sheet date:

	December 31,
	2010	2011
2011	$500	$—
2012	500	498
2013	89	619
2014	—	132
2015	—	144
2016	—	106

Total	$1,089	$1,499

c.	For details concerning charges, bank covenants and security interests, see Notes 7 and 11(c).